Investment Securities (Details Textual) (USD $)	Dec. 31, 2011 Y	Dec. 31, 2010 Y
Investment Securities (Textual) [Abstract]
Weighted-average maturity of the available-for-sale investment securities (in years)	5.2	7.4
Weighted-average yields of available-for-sale investment securities	3.19%	3.41%
Weighted-average maturity of the held-to-maturity investment securities (in years)	3.9	6.3
Weighted-average yields of held-to-maturity investment securities	2.21%	2.07%
Securities pledged	$ 20,700,000,000	$ 28,000,000,000
Securities sold under agreements to repurchase	7,000,000,000	9,300,000,000
Unpaid principal balance of investment securities with evidence of credit deterioration at acquisition	416,000,000	485,000,000
Fair value of investment securities with evidence of credit deterioration at acquisition	145,000,000	173,000,000
Non-agency [Member] | Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized Losses Total	$ 367,000,000